INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income tax expense	$ 34,401	$ 10,994
Income from continuing operations before income taxes and equity earnings	$ 104,886	$ 44,505
Irish statutory tax rate	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing			$ 30,000